INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES - Income tax expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX EXPENSE, DEFERRED TAXES AND OTHER TAXES
Current income tax expense	$ (116,949,330)	$ (58,334,583)	$ (63,245,293)
Current tax adjustment previous period	(649,888)	(152,481)	311,931
Foreign dividends tax withholding expense	(3,997,308)	(11,803,842)	(11,129,734)
Other current tax expense (income)	(46,712)	(688,765)
Current income tax expense	(121,643,238)	(70,979,671)	(74,063,096)
Expense (income) for the creation and reversal of temporary differences of deferred tax and others	(11,749,408)	(15,014,636)	(30,281,542)
Expense (income) for deferred taxes	(11,749,408)	(15,014,636)	(30,281,542)
Total income tax expense	$ (133,392,646)	$ (85,994,307)	$ (104,344,638)